Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The domestic and foreign components of loss before income taxes for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	For the Years Ended December 31,
	2022	2021
Domestic	$(31,474)	$(22,632)
Foreign	(7,004)	(5,989)

Net Loss, before tax, continuing operations	$(38,478)	$(28,621)

Schedule of Components of Income Tax Expense (Benefit)
The income tax provision (benefit) for the years ended December 31, 2022 and 2021 consists of the following (in thousands):

	For the Years Ended December 31,
	2022	2021
Foreign
Current	$33	$(5)
Deferred	(1,657)	(37)
U.S. federal
Current	(268)	5,815
Deferred	(5,690)	—
State and local
Current	91	607
Deferred	(646)	—
	(8,137)	6,380
Change in valuation allowance	7,888	(2,591)

Income Tax (Benefit)/Expense, continuing operations	$(249)	$3,789

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective rate for the years ended December 31, 2022 and 2021 is as follows:

	For the Years Ended December 31,
	2022	2021
U.S. federal statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.0%	1.3%
Incentive stock options	(0.2)%	(0.3)%
162(m) Compensation Limit	—%	(0.7)%
Goodwill impairment loss	(1.0)%	(2.8)%
US-Foreign income tax rate difference	1.0%	1.6%
Other permanent items	(0.3)%	(0.6)%
Provision to return adjustments	0.5%	(6.6)%
Deferred only adjustment	(1.9)%	(10.5)%
Change in valuation allowance	(20.5)%	(15.6)%
Effective Rate	0.6%	(13.2)%

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2022 and 2021, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	As of December 31,
(in 000s)	2022	2021
Deferred Tax Asset
Net operating loss carryovers	$39,642	$35,033
Stock based compensation	2,073	2,540
Research credits	123	131
Accrued compensation	87	96
Reserves	306	345
Intangibles	199	—
Fixed assets	356	393
Unrealized gain	14,557	12,876
Capital Research	1,587	—
Other	803	260

Total Deferred Tax Asset	59,733	51,674
Less: valuation allowance	(57,255)	(46,071)

Deferred Tax Asset, Net of Valuation Allowance	$2,478	$5,603

	As of December 31,
Deferred Tax Liabilities	2022	2021
Intangible assets	$(1,878)	$(4,613)
Fixed assets	(149)	(239)
Other	(448)	(381)
Capitalized research	—	(370)
Total deferred tax liabilities	(2,475)	(5,603)

Net Deferred Tax Asset (Liability)	$3	$—